United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 10/31/05
                                                 --------


                 Date of Reporting Period: Quarter ended 1/31/05
                                           ---------------------







Item 1.     Schedule of Investments


Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)


   Principal
   Amount
   or Shares                                                                        Value


                          Corporate Bonds--92.2%
                          Aerospace/Defense--1.9%
$  100,000                Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,
                          5/15/2011                                           $     108,250
   50,000                 Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                55,000
   50,000                 Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008           55,500
   100,000                Hexcel Corp., Sr. Sub. Note, Series B, 9.75%,
                          1/15/2009                                                 104,750
   50,000           1     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                          11/15/2014                                                50,000
   50,000                 L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                          1/15/2014                                                 51,250
   100,000          1     L-3 Communications Holdings, Inc., Sr. Sub.
                          Note, 5.875%, 1/15/2015                                   100,000
   50,000           1     Standard Aero Holdings, Inc., Sr. Sub. Note,
                          8.25%, 9/1/2014                                           54,000
   100,000                TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011         106,500
                          Total                                                     685,250
                          Automotive--3.4%
   100,000                Accuride Corp., Sr. Sub. Note, Series B, 9.25%,
                          2/1/2008                                                  102,000
   100,000                Advanced Accessory Systems LLC, Sr. Note,
                          10.75%, 6/15/2011                                         93,000
   50,000           1     Affinia Group, Inc., Sr. Sub. Note, 9.00%,
                          11/30/2014                                                51,750
   100,000          1     Cooper-Standard Automotive, Inc., Sr. Sub. Note,
                          8.375%, 12/15/2014                                        95,500
   175,000                General Motors Corp., Note, 8.375%, 7/15/2033             176,698
   100,000          1     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014         107,500
   50,000          1,3    Stanadyne Holdings, Inc., Sr. Disc. Note,
                          0/12.00%, 2/15/2015                                       30,250
   100,000                Stoneridge, Inc., Company Guarantee, 11.50%,
                          5/1/2012                                                  115,500
   162,000                TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                          2/15/2013                                                 190,350
   75,000           1     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%,
                          11/15/2014                                                78,375
   100,000          1     Transportation Technologies Industries, Inc.,
                          Sr. Sub. Note, 12.50%, 3/31/2010                          103,750
   100,000                United Components, Inc., Sr. Sub. Note, 9.375%,
                          6/15/2013                                                 105,500
                          Total                                                     1,250,173
                          Building Materials--2.4%
   125,000          3     AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                          3/1/2014                                                  90,000
   100,000                Collins & Aikman Floorcoverings, Inc., Company
                          Guarantee, 9.75%, 2/15/2010                               106,500
   150,000                ERICO International Corp., Sr. Sub. Note,
                          8.875%, 3/1/2012                                          155,250
   100,000                Euramax International PLC, Sr. Sub. Note, 8.50%,
                          8/15/2011                                                 106,500
   100,000          1     Goodman Global Holdings, Inc., Sr. Sub. Note,
                          7.875%, 12/15/2012                                        97,000
   50,000                 Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                          9.00%, 11/1/2011                                          53,750
   200,000          3     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                          9/1/2012                                                  149,000
   50,000           1     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                          9/1/2014                                                  51,625
   75,000                 U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                          4/1/2014                                                  81,000
                          Total                                                     890,625
                          Chemicals--5.5%
   50,000           1     Aventine Renewable Energy Holdings, Inc., Sr.
                          Secd. Note, 8.501%, 12/15/2011                            50,750
   125,000          1     BCP Caylux Holding LUX SCA, Sr. Sub. Note,
                          9.625%, 6/15/2014                                         139,375
   100,000          1     Borden U.S. Finance Corp., Sr. Secd. Note,
                          9.00%, 7/15/2014                                          110,500
   50,000                 Compass Minerals Group, Inc., Sr. Sub. Note,
                          10.00%, 8/15/2011                                         56,250
   150,000          3     Compass Minerals International, Inc., Sr. Disc.
                          Note, 0/12.00%, 6/1/2013                                  123,000
   100,000          3     Compass Minerals International, Inc., Sr. Disc.
                          Note, 0/12.75%, 12/15/2012                                86,500
   200,000         1,3    Crystal US Holdings, Sr. Disc. Note, 0/10.50%,
                          10/1/2014                                                 136,750
   100,000                Equistar Chemicals LP, Sr. Note, 10.125%,
                          9/1/2008                                                  114,500
   50,000                 FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009              57,125
   75,000           1     Huntsman Advanced Materials, Inc., Sr. Secd.
                          Note, 11.00%, 7/15/2010                                   88,500
   106,000                Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                          10.125%, 7/1/2009                                         111,830
   75,000           1     Invista, Unit, 9.25%, 5/1/2012                            82,969
   100,000                Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013         114,000
   225,000                Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                          12/15/2008                                                244,125
   50,000                 Lyondell Chemical Co., Sr. Secd. Note, 9.875%,
                          5/1/2007                                                  52,500
   83,000           3     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014              62,873
   75,000                 Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013              82,125
   75,000                 Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012           77,438
   50,000           1     Rockwood Specialties Group, Inc., Sr. Sub. Note,
                          7.50%, 11/15/2014                                         51,750
   75,000                 Union Carbide Corp., Deb., 7.50%, 6/1/2025                78,188
   75,000                 Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022            79,219
                          Total                                                     2,000,267
                          Construction Machinery--1.5%
   150,000          1     Case New Holland, Sr. Note, 9.25%, 8/1/2011               164,625
   50,000                 Columbus McKinnon Corp., Sr. Secd. Note, 10.00%,
                          8/1/2010                                                  55,750
   75,000                 Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
                          4/1/2008                                                  75,375
   150,000                NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                          10/15/2010                                                168,000
   75,000                 United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012          74,063
                          Total                                                     537,813
                          Consumer Products--5.0%
   100,000         1,3    AAC Group Holding Corp., Sr. Disc. Note,
                          0/10.25%, 10/1/2012                                       67,000
   150,000                Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012            164,250
   50,000                 American Achievement Corp., Sr. Sub. Note,
                          8.25%, 4/1/2012                                           52,250
   75,000                 Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                          7/15/2012                                                 71,250
   75,000                 Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014             77,156
   50,000           1     Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                          12/15/2012                                                50,750
   75,000                 ICON Health & Fitness, Inc., Company Guarantee,
                          11.25%, 4/1/2012                                          63,000
   325,000          3     Jostens Holding Corp., Discount Bond, 0/10.25%,
                          12/1/2013                                                 232,375
   50,000                 K2, Inc., Sr. Note, 7.375%, 7/1/2014                      53,937
   75,000                 Leiner Health Products, Unsecd. Note, 11.00%,
                          6/1/2012                                                  82,125
   100,000                Playtex Products, Inc., Company Guarantee,
                          9.375%, 6/1/2011                                          107,500
   175,000          1     Rayovac Corp., 7.375%, 2/1/2015                           177,406
   100,000                Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                          6/15/2014                                                 102,500
   125,000         1,3    Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014         77,500
   50,000                 Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014             50,500
   131,000                Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010            149,340
   50,000                 True Temper Sports, Inc., Sr. Sub. Note, 8.375%,
                          9/15/2011                                                 47,750
   100,000                United Industries Corp., Sr. Sub. Note, Series
                          D, 9.875%, 4/1/2009                                       105,125
   75,000                 WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011               82,969
                          Total                                                     1,814,683
                          Energy--1.0%
   125,000                Compton Petroleum Corp., Sr. Note, 9.90%,
                          5/15/2009                                                 138,125
   100,000                Petroleum Helicopters, Inc., Company Guarantee,
                          Series B, 9.375%, 5/1/2009                                109,000
   25,000                 Range Resources Corp., Sr. Sub. Note, 7.375%,
                          7/15/2013                                                 26,625
   100,000                Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012         111,500
                          Total                                                     385,250
                          Entertainment--2.5%
   150,000                AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
                          2/1/2012                                                  162,750
   100,000                Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013              112,500
   125,000          3     Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                          3/15/2014                                                 95,000
   75,000           1     Intrawest Corp., Sr. Note, 7.50%, 10/15/2013              79,125
   125,000          1     Loews Cineplex Entertainment Corp., Sr. Sub.
                          Note, 9.00%, 8/1/2014                                     131,562
   175,000                Universal City Development Partners Ltd., Sr.
                          Note, 11.75%, 4/1/2010                                    206,500
   50,000           1     Universal City Florida Holding Co., Floating
                          Rate Note, 7.25%, 5/1/2010                                52,250
   50,000           1     Universal City Florida Holding Co., Sr. Note,
                          8.375%, 5/1/2010                                          52,250
                          Total                                                     891,937
                          Environmental--1.2%
   350,000                Allied Waste North America, Inc., Company
                          Guarantee, Series B, 8.875%, 4/1/2008                     367,500
   75,000           1     Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                          7/15/2012                                                 85,125
                          Total                                                     452,625
                          Food & Beverage--5.8%
   175,000         1,3    ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                          11/1/2011                                                 116,375
   125,000                American Seafoods Group LLC, Company Guarantee,
                          10.125%, 4/15/2010                                        135,000
   50,000                 B&G Foods Holdings Corp., Sr. Note, 8.00%,
                          10/1/2011                                                 53,437
   100,000                Constellation Brands, Inc., Company Guarantee,
                          Series B, 8.00%, 2/15/2008                                109,125
   50,000                 Del Monte Corp., Company Guarantee, Series B,
                          9.25%, 5/15/2011                                          55,750
   200,000                Del Monte Corp., Sr. Sub. Note, 8.625%,
                          12/15/2012                                                223,250
   50,000                 Dole Food, Inc., Company Guarantee, 7.25%,
                          6/15/2010                                                 51,312
   100,000                Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009               110,125
   50,000                 Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011              53,937
   32,000                 Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014              37,280
   100,000                Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                          11/15/2013                                                105,750
   50,000                 National Beef Packaging Co. LLC, Sr. Note,
                          10.50%, 8/1/2011                                          51,375
   100,000          1     Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                          7/15/2012                                                 105,000
   125,000                Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                          11/15/2013                                                141,250
   125,000         1,3    Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%,
                          11/1/2012                                                 87,813
   100,000                Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
                          8/1/2011                                                  107,500
   250,000                Smithfield Foods, Inc., Sr. Note, Series B,
                          8.00%, 10/15/2009                                         277,188
   50,000                 Swift & Co., Sr. Note, 10.125%, 10/1/2009                 56,125
   50,000                 Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010              57,000
   200,000         1,3    UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                          7/15/2012                                                 161,000
                          Total                                                     2,095,592
                          Gaming--5.2%
   50,000                 Boyd Gaming Corp., Company Guarantee, 9.25%,
                          8/1/2009                                                  54,000
   100,000                Boyd Gaming Corp., Sr. Sub. Note, 7.75%,
                          12/15/2012                                                108,000
   50,000           1     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                          11/15/2014                                                50,500
   75,000                 Isle of Capri Casinos, Inc., Company Guarantee,
                          9.00%, 3/15/2012                                          83,156
   250,000                MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011          281,250
   50,000                 MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007           55,750
   100,000                MTR Gaming Group, Inc., Company Guarantee,
                          Series B, 9.75%, 4/1/2010                                 110,000
   100,000                Majestic Star Casino LLC, Company Guarantee,
                          9.50%, 10/15/2010                                         106,250
   50,000                 Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008          56,750
   200,000                Mandalay Resort Group, Sr. Sub. Note, 9.375%,
                          2/15/2010                                                 230,500
   100,000                Mohegan Tribal Gaming Authority, Sr. Sub. Note,
                          6.375%, 7/15/2009                                         102,125
   175,000                Park Place Entertainment Corp., Sr. Sub. Note,
                          7.875%, 3/15/2010                                         196,000
   75,000                 Park Place Entertainment Corp., Sr. Sub. Note,
                          8.125%, 5/15/2011                                         86,250
   100,000                Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                          2/1/2014                                                  103,500
   100,000                Sun International Hotels Ltd., Sr. Sub. Note,
                          8.875%, 8/15/2011                                         109,500
   100,000                Venetian Casino/LV Sands, Company Guarantee,
                          11.00%, 6/15/2010                                         113,500
   50,000           1     Virgin River Casino Corp., Sr. Secd. Disc. Note,
                          9.00%, 1/15/2012                                          52,500
                          Total                                                     1,899,531
                          Healthcare--5.5%
   50,000           1     AMR HoldCo/Emcare HoldCo, Sr. Sub. Note, 10.00%,
                          2/15/2015                                                 51,625
   200,000                AmeriPath, Inc., Company Guarantee, 10.50%,
                          4/1/2013                                                  210,000
   100,000                Ardent Health Services, Sr. Sub. Note, 10.00%,
                          8/15/2013                                                 104,000
   50,000           1     Bio Rad Laboratories, Inc., Sr. Sub. Note,
                          6.125%, 12/15/2014                                        50,937
   250,000         1,3    CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                          1/1/2015                                                  150,625
   50,000                 Concentra Operating Corp., Sr. Sub. Note,
                          9.125%, 6/1/2012                                          55,750
   100,000                Concentra Operating Corp., Sr. Sub. Note, 9.50%,
                          8/15/2010                                                 111,500
   150,000                Fisher Scientific International, Inc., Sr. Sub.
                          Note, 8.00%, 9/1/2013                                     168,000
   50,000                 HCA - The Healthcare Corp., Sr. Note, 6.375%,
                          1/15/2015                                                 50,544
   350,000                HCA - The Healthcare Corp., Sr. Note, 6.91%,
                          6/15/2005                                                 355,566
   75,000                 HCA Inc., Sr. Note, 7.50%, 11/6/2033                      78,088
   75,000                 Hanger Orthopedic Group, Inc., Company
                          Guarantee, 10.375%, 2/15/2009                             75,375
   50,000                 Magellan Health Services, Inc., Sr. Note, Series
                          A, 9.375%, 11/15/2008                                     54,125
   100,000          1     Medical Device Manufacturing, Inc., Sr. Sub.
                          Note, 10.00%, 7/15/2012                                   108,500
   100,000          1     National Mentor, Inc., Sr. Sub. Note, 9.625%,
                          12/1/2012                                                 105,500
   50,000           1     Tenet Healthcare Corp., Note, 9.875%, 7/1/2014            52,125
   75,000           1     Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015         75,375
   50,000                 VWR International, Inc., Sr. Sub. Note, 8.00%,
                          4/15/2014                                                 52,250
   50,000           1     Vanguard Health Holdings II, Sr. Sub. Note,
                          9.00%, 10/1/2014                                          53,750
   50,000           1     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014            50,750
                          Total                                                     2,014,385
                          Industrial - Other--5.3%
   75,000           1     ALH Finance LLC/ALH Finance Corp., Sr. Sub.,
                          8.50%, 1/15/2013                                          76,875
   75,000                 Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012              77,625
   125,000          1     Amsted Industries, Inc., Sr. Note, 10.25%,
                          10/15/2011                                                141,250
   175,000                Brand Services, Inc., Company Guarantee, 12.00%,
                          10/15/2012                                                198,187
   75,000           1     Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012          79,125
   50,000                 Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                          5/15/2011                                                 55,500
   125,000                Eagle Picher Industries, Inc., Sr. Note, 9.75%,
                          9/1/2013                                                  110,625
   100,000          1     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                    102,500
   98,000                 Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                          5/15/2011                                                 111,230
   100,000          1     Knowledge Learning Corp., Sr. Sub. Note, 7.75%,
                          2/1/2015                                                  101,000
   75,000                 Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                          5/1/2012                                                  81,375
   50,000           1     NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012              52,250
   146,000          1     Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010           162,790
   54,786           1     Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013            56,430
   125,000                Norcross Safety Products, Sr. Sub. Note, Series
                          B, 9.875%, 8/15/2011                                      139,375
   100,000                Rexnord Corp., Company Guarantee, 10.125%,
                          12/15/2012                                                112,500
   100,000                Sensus Metering Systems, Inc., Sr. Sub. Note,
                          8.625%, 12/15/2013                                        103,500
   100,000                Superior Essex Communications LLC, Sr. Note,
                          9.00%, 4/15/2012                                          104,000
   50,000                 Valmont Industries, Inc., Sr. Sub. Note, 6.875%,
                          5/1/2014                                                  51,750
                          Total                                                     1,917,887
                          Lodging--1.0%
   50,000           1     Gaylord Entertainment Co., Sr. Note, 6.75%,
                          11/15/2014                                                49,375
   26,000                 HMH Properties, Inc., Sr. Note, Series B,
                          7.875%, 8/1/2008                                          26,812
   75,000                 Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                          6/15/2013                                                 83,250
   75,000                 Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                          5/15/2010                                                 85,125
   100,000                Starwood Hotels & Resorts Worldwide, Inc.,
                          Company Guarantee, 7.875%, 5/1/2012                       114,500
                          Total                                                     359,062
                          Media - Cable--2.4%
   325,000          1     Cablevision Systems Corp., Sr. Note, 8.00%,
                          4/15/2012                                                 352,625
   300,000                Charter Communications Holdings II, Sr. Note,
                          10.25%, 9/15/2010                                         313,500
   175,000          1     Kabel Deutschland GMBH, Sr. Note, 10.625%,
                          7/1/2014                                                  198,625
                          Total                                                     864,750
                          Media - Non-Cable--9.7%
   125,000                Advanstar Communications, Company Guarantee,
                          Series B, 12.00%, 2/15/2011                               135,469
   75,000           3     Advanstar, Inc., Company Guarantee, Series B,
                          0/15.00%, 10/15/2011                                      64,969
   50,000           1     Advertising Directory Solutions Holdings, Inc.,
                          Sr. Note, 9.25%, 11/15/2012                               53,000
   100,000                Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                          2/15/2012                                                 107,500
   125,000                American Media Operations, Inc., Sr. Sub. Note,
                          8.875%, 1/15/2011                                         132,187
   100,000          1     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012            103,000
   50,000                 Cadmus Communications Corp., Sr. Sub. Note,
                          8.375%, 6/15/2014                                         54,000
   175,000                DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013         197,969
   150,000          3     Dex Media, Inc., Discount Bond, 0/9.00%,
                          11/15/2013                                                113,625
   114,000                Dex Media East LLC, Company Guarantee, 12.125%,
                          11/15/2012                                                137,085
   219,000                Dex Media West LLC, Sr. Sub. Note, Series B,
                          9.875%, 8/15/2013                                         249,386
   200,000          1     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014           203,000
   150,000          3     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                          10/15/2013                                                102,750
   100,000          1     Intelsat Bermuda Ltd., Sr. Note, 7.793%,
                          1/15/2012                                                 103,500
   75,000           1     Intelsat Bermuda Ltd., Sr. Note, 8.625%,
                          1/15/2015                                                 78,469
   100,000                Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013         108,000
   75,000                 Liberty Group Ltd., Sr. Sub. Note, 9.375%,
                          2/1/2008                                                  76,500
   75,000           3     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%,
                          3/15/2013                                                 55,125
   50,000                 Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                          3/15/2012                                                 51,000
   100,000          1     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                109,250
   225,000         1,3    PanAmSat Holding Corp., Sr. Disc. Note,
                          0/10.375%, 11/1/2014                                      151,313
   125,000                Primedia, Inc., Sr. Note, 8.875%, 5/15/2011               132,500
   100,000          3     Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,
                          7/15/2011                                                 99,500
   100,000          1     R. H. Donnelly Finance Corp., Sr. Sub. Note,
                          10.875%, 12/15/2012                                       117,500
   150,000          1     Rainbow National Services LLC, Sr. Sub. Note,
                          10.375%, 9/1/2014                                         176,625
   50,000                 Readers Digest Association, Inc., Sr. Note,
                          Series 144A, 6.50%, 3/1/2011                              52,875
   100,000                Sun Media Corp., Company Guarantee, 7.625%,
                          2/15/2013                                                 107,000
   175,000                Vertis, Inc., Sr. Note, Series B, 10.875%,
                          6/15/2009                                                 189,438
   75,000                 Vertis, Inc., Sr. Secd. 2nd Priority Note,
                          9.75%, 4/1/2009                                           81,938
   75,000           1     WDAC Subsidiary Corp., Sr. Note, 8.375%,
                          12/1/2014                                                 73,500
   78,000                 XM Satellite Radio, Inc., Sr. Secd. Note,
                          12.00%, 6/15/2010                                         92,430
                          Total                                                     3,510,403
                          Metals & Mining--1.6%
   50,000                 California Steel Industries, Inc., Sr. Note,
                          6.125%, 3/15/2014                                         49,625
   50,000           1     Imco Recycling Escrow, Sr. Note, 9.00%,
                          11/15/2014                                                52,125
   100,000                Imco Recycling, Inc., Sr. Secd. Note, 10.375%,
                          10/15/2010                                                113,000
   32,000                 Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014         39,264
   75,000           1     Novelis, Inc., 7.25%, 2/15/2015                           77,250
   100,000                Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006           102,500
   126,000                United States Steel Corp., Sr. Note, 9.75%,
                          5/15/2010                                                 144,585
                          Total                                                     578,349
                          Packaging--2.5%
   125,000                Berry Plastics Corp., Company Guarantee, 10.75%,
                          7/15/2012                                                 143,125
   50,000           1     Graham Packaging Co., Sub. Note, 8.50%,
                          10/15/2012                                                52,125
   100,000                Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                          8/1/2012                                                  111,000
   100,000                Huntsman Packaging Corp., Company Guarantee,
                          13.00%, 6/1/2010                                          98,500
   100,000                Owens-Brockway Glass Container, Inc., Company
                          Guarantee, 7.75%, 5/15/2011                               108,000
   50,000                 Owens-Brockway Glass Container, Inc., Company
                          Guarantee, 8.25%, 5/15/2013                               54,625
   100,000                Owens-Brockway Glass Container, Inc., Sr. Secd.
                          Note, 8.875%, 2/15/2009                                   108,625
   100,000                Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008          104,750
   50,000                 Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009           54,813
   75,000                 Tekni-Plex, Inc., Company Guarantee, Series B,
                          12.75%, 6/15/2010                                         69,563
                          Total                                                     905,126
                          Paper--3.6%
   50,000           1     Boise Cascade LLC, Sr. Note, 5.535%, 10/15/2012           51,625
   50,000           1     Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                          10/15/2014                                                52,625
   225,000                Georgia-Pacific Corp., Sr. Note, 8.125%,
                          5/15/2011                                                 259,875
   150,000                Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013         173,437
   150,000                Graphic Packaging International Corp., Sr. Sub.
                          Note, 9.50%, 8/15/2013                                    168,000
   100,000                Jefferson Smurfit Corp., Company Guarantee,
                          7.50%, 6/1/2013                                           103,750
   75,000                 MDP Acquisitions PLC, 9.625%, 10/1/2012                   83,250
   150,041                MDP Acquisitions PLC, Sub. Note, 15.50%,
                          10/1/2013                                                 177,423
   50,000                 Riverside Forest Products Ltd., Sr. Note,
                          7.875%, 3/1/2014                                          55,500
   100,000                Stone Container Corp., Sr. Note, 9.75%, 2/1/2011          109,750
   75,000                 Tembec Industries, Inc., 8.50%, 2/1/2011                  74,625
                          Total                                                     1,309,860
                          Restaurants--0.6%
   50,000           1     Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013            52,375
   73,000                 Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011            78,475
   75,000           1     Landry's Seafood Restaurants, Inc., Sr. Note,
                          7.50%, 12/15/2014                                         73,500
                          Total                                                     204,350
                          Retailers--2.8%
   100,000                Couche-Tard Financing Corp., Sr. Sub. Note,
                          7.50%, 12/15/2013                                         106,250
   75,000                 FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                78,187
   50,000                 General Nutrition Center, Sr. Sub. Note, 8.50%,
                          12/1/2010                                                 45,250
   100,000                Hines Nurseries, Inc., Company Guarantee,
                          10.25%, 10/1/2011                                         109,750
   125,000          1     Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                          8.50%, 8/1/2014                                           125,312
   100,000                Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%,
                          5/15/2012                                                 111,000
   50,000                 PCA International, Inc., Sr. Note, 11.875%,
                          8/1/2009                                                  42,750
   125,000                Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012            153,438
   175,000                Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010          182,438
   50,000                 United Auto Group, Inc., Company Guarantee,
                          9.625%, 3/15/2012                                         54,750
                          Total                                                     1,009,125
                          Services--1.1%
   32,000                 CB Richard Ellis Services, Sr. Note, 9.75%,
                          5/15/2010                                                 36,640
   125,000                Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                          3/15/2012                                                 136,250
   90,000                 SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006              91,350
   100,000                The Brickman Group Ltd., Sr. Sub. Note, Series
                          B, 11.75%, 12/15/2009                                     116,750
                          Total                                                     380,990
                          Technology--3.8%
   32,000                 AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%,
                          2/1/2013                                                  37,440
   125,000                Activant Solutions, Inc., Sr. Note, 10.50%,
                          6/15/2011                                                 135,312
   100,000                Danka Business Systems PLC, Sr. Note, 11.00%,
                          6/15/2010                                                 105,500
   75,000                 Freescale Semiconductor, Inc., Sr. Note, 7.125%,
                          7/15/2014                                                 81,281
   175,000                Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                          8/15/2008                                                 190,094
   50,000           1     MagnaChip Semiconductor S.A., Sr. Sub. Note,
                          8.00%, 12/15/2014                                         52,437
   100,000                Seagate Technology HDD Holdings, Sr. Note,
                          8.00%, 5/15/2009                                          108,000
   50,000                 Telex Communications, Inc., Sr. Secd. Note,
                          11.50%, 10/15/2008                                        55,250
   175,000          1     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                196,000
   75,000                 Unisys Corp., Sr. Note, 6.875%, 3/15/2010                 77,625
   200,000                Xerox Corp., Sr. Note, 7.625%, 6/15/2013                  216,500
   100,000                Xerox Corp., Sr. Note, 9.75%, 1/15/2009                   116,000
                          Total                                                     1,371,439
                          Textile--0.5%
   50,000                 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007               48,750
   50,000                 Phillips Van Heusen Corp., Sr. Note, 8.125%,
                          5/1/2013                                                  54,500
   75,000                 Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013          82,875
                          Total                                                     186,125
                          Tobacco--0.9%
   125,000          1     Commonwealth Brands, Inc., Sr. Sub. Secd. Note,
                          10.625%, 9/1/2008                                         130,625
   100,000                Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                    108,500
   75,000                 Standard Commercial Corp., Sr. Note, 8.00%,
                          4/15/2012                                                 77,438
                          Total                                                     316,563
                          Transportation--0.9%
   50,000                 Allied Holdings, Inc., Sr. Note, 8.625%,
                          10/1/2007                                                 43,500
   125,000                Stena AB, Sr. Note, 7.50%, 11/1/2013                      127,813
   125,000                Stena AB, Sr. Note, 9.625%, 12/1/2012                     140,625
                          Total                                                     311,938
                          Utility - Electric--2.6%
   50,000                 CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008              55,062
   125,000          1     NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                          12/15/2013                                                135,312
   50,000                 Nevada Power Co., 6.50%, 4/15/2012                        52,875
   50,000           1     Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015            50,375
   100,000                Nevada Power Co., Second Mortgage Notes, 9.00%,
                          8/15/2013                                                 116,000
   50,000           1     Northwestern Corp., Sr. Secd. Note, 5.875%,
                          11/1/2014                                                 51,706
   50,000                 PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008         54,063
   100,000                PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009         116,125
   50,000                 Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
                          7/15/2010                                                 55,875
   150,000                Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                          7/15/2013                                                 168,750
   100,000          1     Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014             104,000
                          Total                                                     960,143
                          Utility - Natural Gas--3.7%
   50,000                 ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010             55,875
   100,000                El Paso Corp., 6.75%, 5/15/2009                           101,750
   150,000                El Paso Corp., Sr. Note, 7.80%, 8/1/2031                  146,250
   50,000                 El Paso Corp., Sr. Note, 8.05%, 10/15/2030                49,500
   125,000                El Paso Production Holding Co., Company
                          Guarantee, 7.75%, 6/1/2013                                130,625
   50,000           1     Inergy LP, Sr. Note, 6.875%, 12/15/2014                   50,000
   50,000           1     MarkWest Energy Partners LP, Sr. Note, 6.875%,
                          11/1/2014                                                 50,500
   75,000                 Pacific Energy Partners LP, Sr. Note, 7.125%,
                          6/15/2014                                                 79,500
   50,000                 Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008           53,072
   300,000                Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032           339,000
   25,000                 Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017         27,750
   50,000                 Williams Cos., Inc., Note, 7.625%, 7/15/2019              55,750
   175,000                Williams Cos., Inc., Note, 7.875%, 9/1/2021               199,500
                          Total                                                     1,339,072
                          Wireless Communications--2.4%
   50,000           3     Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%,
                          11/15/2012                                                36,500
   50,000                 Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012         51,250
   50,000           1     New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                          11/1/2012                                                 51,750
   225,000                NEXTEL Communications, Inc., Sr. Note, 7.375%,
                          8/1/2015                                                  249,188
   68,000                 Nextel Partners, Inc., Sr. Note, 12.50%,
                          11/15/2009                                                76,500
   125,000                Rogers Wireless, Inc., 6.375%, 3/1/2014                   126,563
   50,000           1     Rogers Wireless, Inc., Sr. Secd. Note, 5.525%,
                          12/15/2010                                                52,875
   50,000           1     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                          3/15/2015                                                 53,875
   75,000           1     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                          12/15/2012                                                80,625
   100,000                US Unwired, Inc., Sr. Secd. Note, 10.00%,
                          6/15/2012                                                 112,000
                          Total                                                     891,126
                          Wireline Communications--5.9%
   425,000                AT&T Corp., Sr. Note, 9.75%, 11/15/2031                   543,469
   100,000                Alaska Communications Systems Holdings, Inc.,
                          Sr. Note, 9.875%, 8/15/2011                               109,000
   100,000                Cincinnati Bell, Inc., Company Guarantee, 7.25%,
                          7/15/2013                                                 104,500
   50,000                 Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
                          1/15/2014                                                 51,000
   75,000                 Citizens Communications Co., 9.00%, 8/15/2031             85,687
   75,000                 Citizens Communications Co., Sr. Note, 6.25%,
                          1/15/2013                                                 75,187
   50,000                 Citizens Communications Co., Unsecd. Note,
                          9.25%, 5/15/2011                                          58,625
   225,000                MCI, Inc., Sr. Note, 8.735%, 5/1/2014                     246,656
   100,000                Primus Telecommunications Holding, Inc., Sr.
                          Note, 8.00%, 1/15/2014                                    85,000
   50,000                 Qwest Capital Funding, Company Guarantee, 7.25%,
                          2/15/2011                                                 48,250
   350,000          1     Qwest Corp., Note, 9.125%, 3/15/2012                      399,875
   275,000          1     Qwest Services Corp., Sr. Sub. Note, 14.00%,
                          12/15/2010                                                327,938
                          Total                                                     2,135,187
                          Total Corporate Bonds (identified cost
                          $31,502,275)                                              33,469,626
                          Common Stock--0.1%
                          Food & Beverage--0.1%
   2,490                  B&G Foods, Inc. (IDENTIFIED COST $37,342)                 36,354
                          Preferred Stock--0.4%
                          Retailers--0.4%
   150                    General Nutrition Centers Holding Co.,
                          Exchangeable Pfd. Stock, Series A
                          (IDENTIFIED COST $150,900)                                141,375
                          WARRANTS--0.1%
                          Industrial - Other--0.1%
   17,689          1,2    ACP Holdings Corp., Warrants (IDENTIFIED COST $0)         34,051
                          Mutual Fund--4.9%4
   254,204                High Yield Bond Portfolio (IDENTIFIED COST
                          $1,774,342)                                               1,787,052
                          Repurchase Agreement--1.9%
$  703,000                Interest in $2,000,000,000 joint repurchase
                          agreement with Barclays Capital, Inc., 2.52%,
                          dated 1/31/2005 to be repurchased at $703,049 on
                          2/1/2005, collateralized by U.S. Government
                          Agency and Treasury Obligations with various
                          maturities to 5/15/2029, collateral market value
                          $2,040,143,633 (IDENTIFIED COST $703,000)                 703,000
                          Total Investments -
                          99.6%
                           (identified cost $34,167,859)5                           36,171,458
                          OTHER ASSETS AND LIABILITIES - NET - 0.4%                 140,416
                          TOTAL NET ASSETS - 100%                             $     36,311,874


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $8,591,195 which represents 23.7% of total net assets.

2    Non-income producing security.

3    Denotes a zero coupon bond with effective rate at time of purchase.

4    Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $34,241,740. The net unrealized appreciation of investments for federal tax purposes was $1,929,718. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,083,035 and net unrealized depreciation from investments for those securities having an excess of cost over value of $153,317.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005